Investment Risks - Dunham Emerging Markets Stock Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk [Text Block]

Effective immediately, the following disclosures are added in the section entitled “Principal Investment Risks” immediately after “Risk of Investing in Asia” on page 37 of the Summary Prospectus:

China Risk – The Fund’s investments in companies or issuers economically tied to China are subject to the country/regional, emerging markets, currency, cybersecurity, and geopolitical risks, in addition to unique risks. They are associated with considerable degrees of social and humanitarian, legal, regulatory, political, and economic uncertainty which could have negative impacts on the Fund. They may be (or become in the future) restricted or sanctioned by the U.S. government or another government.

China Related Variable Interest Entity Risk – The Fund could seek to gain economic exposure to certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In a VIE structure, a series of contractual arrangements are entered into between a holding company domiciled outside of China and a Chinese operating company or companies. VIE structures and these contractual arrangements are not equivalent to equity ownership in the operating company, which presents additional risks. The market value and liquidity of the associated investments could fall, causing substantial or total investment losses for investors with no recourse available.

China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China Risk – The Fund’s investments in companies or issuers economically tied to China are subject to the country/regional, emerging markets, currency, cybersecurity, and geopolitical risks, in addition to unique risks. They are associated with considerable degrees of social and humanitarian, legal, regulatory, political, and economic uncertainty which could have negative impacts on the Fund. They may be (or become in the future) restricted or sanctioned by the U.S. government or another government.

China Related Variable Interest Entity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China Related Variable Interest Entity Risk – The Fund could seek to gain economic exposure to certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In a VIE structure, a series of contractual arrangements are entered into between a holding company domiciled outside of China and a Chinese operating company or companies. VIE structures and these contractual arrangements are not equivalent to equity ownership in the operating company, which presents additional risks. The market value and liquidity of the associated investments could fall, causing substantial or total investment losses for investors with no recourse available.